CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 165,329	$ 564	$ 357
Accounts receivable	8	8	1
Prepaid expenses and other current assets	996	250	24
Total current assets	166,333	822	382
Property and equipment, net	817	69	4
Deposit and other long-term assets	89	194
Total assets	167,239	1,085	386
Current liabilities:
Accounts payable	1,627	769	522
Accrued expenses and other current liabilities	2,021	393	317
Deferred revenue	813
Total current liabilities	4,461	1,162	839
Long-term liabilities:
Related-party convertible notes	0		485
Common and Convertible preferred stock warrant liability		133	59
Embedded derivative liability	0		18
Deferred rent	194	8
Deferred revenue, net of current portion	6,849
Total liabilities	11,504	1,303	1,383
Commitments and contingencies (Note 7)
Stockholders' equity (deficit):
Preferred stock, par value $0.0001 per share, no shares authorized at December 31, 2012 and 2013; 5,000,000 shares authorized at September 30, 2014 (unaudited); no shares issued and outstanding	0
Common stock, par value $0.0001 per share-8,068,951, 15,000,000 and 300,000,000 shares authorized at December 31, 2012, December 31, 2013 and September 30, 2014 (unaudited), respectively; 3,672,885, 3,672,885 and 22,470,299 shares issued and outstanding at December 31, 2012, December 31, 2013 and September 30, 2014 (unaudited), respectively	2
Additional paid-in capital	182,046	632	117
Accumulated other comprehensive income	11	27	8
Accumulated deficit	(26,324)	(8,869)	(3,593)
Total stockholders' equity (deficit)	155,735	(8,210)	(3,468)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	167,239	1,085	386
Series A Convertible Preferred Stock [Member]
Convertible preferred stock (Note 9)
Series A convertible preferred stock, par value $0.0001 per share-2,123,681, 4,233,295 and no shares authorized at December 31, 2012, December 31, 2013 and September 30, 2014 (unaudited), respectively; 1,789,618, 3,899,232 and no shares issued and outstanding at December 31, 2012 and December 31, 2013 and September 30, 2014 (unaudited), respectively; (liquidation preference of $2,595, $5,654 and $0 at December 31, 2012, December 31, 2013 and September 30, 2014 (unaudited), respectively)	0	7,992	2,471
Warrants [Member] | Series A and B Convertible Preferred Stock [Member]
Long-term liabilities:
Common and Convertible preferred stock warrant liability	0	91	36
Common Stock [Member]
Stockholders' equity (deficit):
Total stockholders' equity (deficit)	2
Common Stock [Member] | Warrants [Member]
Long-term liabilities:
Common and Convertible preferred stock warrant liability	$ 0	$ 42	$ 5